Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss)	€ 227.1	€ 192.7	€ 249.8
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	3.7	(26.7)	108.1
Taxation (charge)/credit on remeasurement of defined benefit pension plans	(1.1)	6.3	(26.1)
Items not reclassified to the Consolidated Statement of Profit or Loss	2.6	(20.4)	82.0
Exchange differences on translation of foreign operations	34.3	11.7	(15.8)
Cash flow hedges	5.5	(58.7)	67.8
Taxation (charge)/credit relating to components of other comprehensive income	(5.2)	18.5	(3.3)
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	34.6	(28.5)	48.7
Other comprehensive income/(loss) for the period, net of tax	37.2	(48.9)	130.7
Comprehensive income	264.3	143.8	380.5
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss)	227.1	192.7	249.8
Actuarial gains/(losses) on defined benefit pension plans	3.7	(26.7)	108.1
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	1.1	(6.3)	26.1
Other comprehensive income that will not be reclassified to profit or loss, net of tax	2.6	(20.4)	82.0
Exchange differences on translation of foreign operations	34.3	11.7	(15.8)
Cash flow hedges	5.5	(58.7)	67.8
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	5.2	(18.5)	3.3
Other comprehensive income that will be reclassified to profit or loss, net of tax	34.6	(28.5)	48.7
Other comprehensive (loss)/income for the year	37.2	(48.9)	130.7
Comprehensive income	264.3	143.8	380.5
Translation reserve
Other comprehensive income/(loss):
Other comprehensive income/(loss) for the period, net of tax	34.3	11.7	(15.8)
Comprehensive income	34.3	11.7	(15.8)
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive (loss)/income for the year	34.3	11.7	(15.8)
Comprehensive income	€ 34.3	€ 11.7	€ (15.8)